INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total intangible assets
Beginning of period	$ 17,858
End of period	28,898	$ 17,858
Goodwill
Goodwill at beginning of period	16,280
Goodwill at end of period	20,032	16,280
Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses		(128)	$ (118)
Finite-life
Accumulated impairment losses		(128)	(118)
Total intangible assets
Beginning of period	20,903	20,398
Accumulated impairment losses		(128)	(118)
End of period		20,903	20,398
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	37,404	36,899
Impairment loss recognised in profit or loss, intangible assets and goodwill		(349)	(339)
Intangible assets and goodwill at end of period		37,404	36,899
Gross carrying amount
Indefinite-life
Acquisitions from business combinations	15,390
Finite-life
Acquisitions from business combinations	15,390
Total intangible assets
Beginning of period	20,775	20,280
Additions	105	582
Acquisitions from business combinations	15,390
Disposals and other	(166)	(87)
End of period	32,292	20,775	20,280
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	37,055	36,560
Additions	105	582
Acquisitions from business combinations	15,390
Disposals and other	(226)	(87)
Intangible assets and goodwill at end of period	52,324	37,055	36,560
Net carrying amount
Total intangible assets
Beginning of period	17,858	17,896
End of period	28,898	17,858	17,896
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	34,138	34,176
Intangible assets and goodwill at end of period	48,930	34,138	34,176
Accumulated depreciation
Total intangible assets
Beginning of period	(2,917)	(2,384)
Amortization	643	603
Disposals and other	166	70
End of period	(3,394)	(2,917)	(2,384)
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(2,917)	(2,384)
Accumulated impairment losses	643	603
Disposals and other	(166)	(70)
Intangible assets and goodwill at end of period	(3,394)	(2,917)	(2,384)
Customer relationships | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses		0	0
Finite-life
Beginning of period	7,612	7,604
Accumulated impairment losses		0	0
End of period		7,612	7,604
Total intangible assets
Accumulated impairment losses		0	0
Customer relationships | Gross carrying amount
Indefinite-life
Acquisitions from business combinations	0
Finite-life
Beginning of period	7,612	7,604
Additions	0	8
Acquisitions from business combinations	0
Disposals and other	(104)	0
End of period	7,508	7,612	7,604
Total intangible assets
Acquisitions from business combinations	0
Total intangible assets and goodwill
Acquisitions from business combinations	0
Customer relationships | Net carrying amount
Finite-life
Beginning of period	5,074	5,579
End of period	4,558	5,074	5,579
Customer relationships | Accumulated depreciation
Finite-life
Beginning of period	(2,538)	(2,025)
Amortization	518	513
Disposals and other	(106)	0
End of period	(2,950)	(2,538)	(2,025)
Ticket holder and sponsor relationships | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses		0
Finite-life
Beginning of period	0
Accumulated impairment losses		0
End of period		0
Total intangible assets
Accumulated impairment losses		0
Ticket holder and sponsor relationships | Gross carrying amount
Indefinite-life
Acquisitions from business combinations	363
Finite-life
Beginning of period	0
Additions	0
Acquisitions from business combinations	363
Disposals and other	0
End of period	363	0
Total intangible assets
Acquisitions from business combinations	363
Total intangible assets and goodwill
Acquisitions from business combinations	363
Ticket holder and sponsor relationships | Net carrying amount
Finite-life
Beginning of period	0
End of period	356	0
Ticket holder and sponsor relationships | Accumulated depreciation
Finite-life
Beginning of period	0
Amortization	7
Disposals and other	0
End of period	(7)	0
Acquired program rights | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses		(5)	(5)
Finite-life
Beginning of period	200	200
Accumulated impairment losses		(5)	(5)
End of period		200	200
Total intangible assets
Accumulated impairment losses		(5)	(5)
Acquired program rights | Gross carrying amount
Indefinite-life
Acquisitions from business combinations	0
Finite-life
Beginning of period	195	195
Additions	93	72
Acquisitions from business combinations	0
Disposals and other	(62)	(72)
End of period	226	195	195
Total intangible assets
Acquisitions from business combinations	0
Total intangible assets and goodwill
Acquisitions from business combinations	0
Acquired program rights | Net carrying amount
Finite-life
Beginning of period	135	127
End of period	140	135	127
Acquired program rights | Accumulated depreciation
Finite-life
Beginning of period	(60)	(68)
Amortization	86	62
Disposals and other	(60)	(70)
End of period	(86)	(60)	(68)
Brand names | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses			0
Finite-life
Beginning of period	97	75
Accumulated impairment losses			0
End of period		97	75
Total intangible assets
Accumulated impairment losses			0
Brand names | Gross carrying amount
Indefinite-life
Acquisitions from business combinations	0
Finite-life
Beginning of period	97	75
Additions	0	22
Acquisitions from business combinations	0
Disposals and other	0	0
End of period	97	97	75
Total intangible assets
Acquisitions from business combinations	0
Total intangible assets and goodwill
Acquisitions from business combinations	0
Brand names | Net carrying amount
Finite-life
Beginning of period	53	56
End of period	26	53	56
Brand names | Accumulated depreciation
Finite-life
Beginning of period	(44)	(19)
Amortization	27	25
Disposals and other	0	0
End of period	(71)	(44)	(19)
Other | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses			0
Finite-life
Beginning of period	52	52
Accumulated impairment losses			0
End of period		52	52
Total intangible assets
Accumulated impairment losses			0
Other | Gross carrying amount
Indefinite-life
Acquisitions from business combinations	21
Finite-life
Beginning of period	52	52
Additions	12	0
Acquisitions from business combinations	21
Disposals and other	0	0
End of period	85	52	52
Total intangible assets
Acquisitions from business combinations	21
Total intangible assets and goodwill
Acquisitions from business combinations	21
Other | Net carrying amount
Finite-life
Beginning of period	47	50
End of period	75	47	50
Other | Accumulated depreciation
Finite-life
Beginning of period	(5)	(2)
Amortization	5	3
Disposals and other	0	0
End of period	(10)	(5)	(2)
Total intangible assets | Gross carrying amount
Indefinite-life
Acquisitions from business combinations	11,578
Finite-life
Acquisitions from business combinations	11,578
Total intangible assets
Acquisitions from business combinations	11,578
Total intangible assets and goodwill
Acquisitions from business combinations	11,578
Goodwill | Gross Carrying Amount, Before Adjustment
Goodwill
Goodwill at beginning of period	16,501	16,501
Impairment loss recognised in profit or loss, goodwill		(221)	(221)
Goodwill at end of period		16,501	16,501
Goodwill | Gross carrying amount
Indefinite-life
Acquisitions from business combinations	3,812
Finite-life
Acquisitions from business combinations	3,812
Total intangible assets
Acquisitions from business combinations	3,812
Goodwill
Goodwill at beginning of period	16,280	16,280
Additions	0	0
Disposals and other	(60)	0
Goodwill at end of period	20,032	16,280	16,280
Total intangible assets and goodwill
Acquisitions from business combinations	3,812
Goodwill | Net carrying amount
Goodwill
Goodwill at beginning of period	16,280	16,280
Goodwill at end of period	20,032	16,280	16,280
Customer relationships, brand names, and other | Accumulated depreciation
Total intangible assets
Amortization	557	541
Spectrum licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	12,197	11,717
Accumulated impairment losses		0	0
Period end		12,197	11,717
Finite-life
Accumulated impairment losses		0	0
Total intangible assets
Accumulated impairment losses		0	0
Spectrum licences | Gross carrying amount
Indefinite-life
Beginning of period	12,197	11,717
Additions	0	480
Acquisitions from business combinations	0
Disposals and other	0	0
Period end	12,197	12,197	11,717
Finite-life
Acquisitions from business combinations	0
Total intangible assets
Acquisitions from business combinations	0
Total intangible assets and goodwill
Acquisitions from business combinations	0
Spectrum licences | Net carrying amount
Indefinite-life
Beginning of period	12,197	11,717
Period end	12,197	12,197	11,717
Spectrum licences | Accumulated depreciation
Indefinite-life
Beginning of period	0	0
Disposals and other	0	0
Period end	0	0	0
Franchise rights | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	0
Accumulated impairment losses		0
Period end		0
Finite-life
Accumulated impairment losses		0
Total intangible assets
Accumulated impairment losses		0
Franchise rights | Gross carrying amount
Indefinite-life
Beginning of period	0
Additions	0
Acquisitions from business combinations	9,830
Disposals and other	0
Period end	9,830	0
Finite-life
Acquisitions from business combinations	9,830
Total intangible assets
Acquisitions from business combinations	9,830
Total intangible assets and goodwill
Acquisitions from business combinations	9,830
Franchise rights | Net carrying amount
Indefinite-life
Beginning of period	0
Period end	9,830	0
Franchise rights | Accumulated depreciation
Indefinite-life
Beginning of period	0
Disposals and other	0
Period end	0	0
Broadcast licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	325	330
Accumulated impairment losses		(109)	(99)
Period end		325	330
Finite-life
Accumulated impairment losses		(109)	(99)
Total intangible assets
Accumulated impairment losses		(109)	(99)
Broadcast licences | Gross carrying amount
Indefinite-life
Beginning of period	216	231
Additions	0	0
Acquisitions from business combinations	0
Disposals and other	0	(15)
Period end	216	216	231
Finite-life
Acquisitions from business combinations	0
Total intangible assets
Acquisitions from business combinations	0
Total intangible assets and goodwill
Acquisitions from business combinations	0
Broadcast licences | Net carrying amount
Indefinite-life
Beginning of period	216	231
Period end	216	216	231
Broadcast licences | Accumulated depreciation
Indefinite-life
Beginning of period	0	0
Disposals and other	0	0
Period end	0	0	0
Brand names | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	420	420
Accumulated impairment losses		(14)	(14)
Period end		420	420
Finite-life
Accumulated impairment losses		(14)	(14)
Total intangible assets
Accumulated impairment losses		(14)	(14)
Brand names | Gross carrying amount
Indefinite-life
Beginning of period	406	406
Additions	0	0
Acquisitions from business combinations	1,364
Disposals and other	0	0
Period end	1,770	406	406
Finite-life
Acquisitions from business combinations	1,364
Total intangible assets
Acquisitions from business combinations	1,364
Total intangible assets and goodwill
Acquisitions from business combinations	1,364
Brand names | Net carrying amount
Indefinite-life
Beginning of period	136	136
Period end	1,500	136	136
Brand names | Accumulated depreciation
Indefinite-life
Beginning of period	(270)	(270)
Disposals and other	0	0
Period end	$ (270)	$ (270)	$ (270)